Financial Assets (Details) - Schedule of Financial Assets Measured at Amortized Cost - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Assets Measured at Amortized Cost [Abstract]
National Treasury bonds	$ 578	$ 1,478
Term deposit		5,461
Total financial assets measured at amortized cost	$ 578	$ 6,939